Commitments	12 Months Ended
Dec. 31, 2017
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Commitments

23. Commitments

The Company has various operating lease commitments, including commitments for annual basic premises rent under long-term leases and equipment and vehicle operating leases. The Company also has purchase obligations for cloud services, software support, and equipment. Depending on the agreement, the Company may enter into renewal options or escalation clauses.

Future minimum rental payments payable under noncancellable operating leases and purchase obligations as at December 31, 2017, are as follows:

$

Within one year	214.4
After one year but not more than five years	571.5
More than five years	349.2

1,135.1

The premises rental expense for the year ended December 31, 2017, was $178.1 (2016 – $165.0).

Sublease rental income for the year ended December 31, 2017, was $7.4 (2016 – $6.0). Future minimum sublease payments expected to be received under noncancellable sublease agreements as at December 31, 2017, are $16.8 (2016 – $20.9).